INVENTORIES (Tables)	Jun. 13, 2022
Inventory Disclosure [Abstract]
Schedule of inventory

	March 31, 2022	June 30, 2021
Raw Materials	$1,292,861	$626,255
Work-In-Progress	426,771	453,117
Finished Goods	1,245,588	806,023
Total Inventories	$2,965,220	$1,885,395